Stock Based Compensation (Tables)	6 Months Ended
Mar. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Stock Option Activity
	Number of Options	Weighted- Average Exercise Price

Outstanding at September 30, 2016	3,495,504	$1.36
Granted	255,000	3.77
Forfeited	(214,960)	1.25
Exercised	(59,596)	0.74
Outstanding at September 30, 2017	3,475,948	1.55
Forfeited	(29,688)	1.28
Exercised	(532,891)	2.06
Outstanding at September 30, 2018	2,913,369	1.43
Forfeited	(154,700)	1.79
Outstanding at September 30, 2019, vested or expected to vest in future	2,758,669	1.41

Exercisable at September 30, 2019	2,659,006	1.33

	Number of Options	Weighted- Average Exercise Price

Outstanding at September 30, 2018	2,913,369	$1.43
Forfeited	(43,868)	1.73
Outstanding at March 31, 2019, vested or expected to vest in future (unaudited)	2,869,501	1.43

Exercisable at March 31, 2019 (unaudited)	2,705,218	1.29

	Number of Options	Weighted- Average Exercise Price

Outstanding at September 30, 2019	2,758,669	$1.41
Forfeited	(23,762)	2.98
Outstanding at March 31, 2020, vested or expected to vest in future	2,734,907	1.40

Exercisable at March 31, 2020	2,670,869	1.34

Schedule of Restricted Stock Unit Activity
	Number of RSU’s	Weighted- Average Grant-Date Fair Value

Outstanding at September 30, 2016	—	—
Granted	357,986	$4.18
Forfeited	(11,317)	4.18
Outstanding at September 30, 2017	346,669	4.18
Granted	801,690	41.66
Forfeited	(33,744)	4.18
Outstanding at September 30, 2018	1,114,615	32.44
Forfeited	(556,203)	38.23
Outstanding at September 30, 2019	558,412	24.04

	Number of RSU’s	Weighted- Average Grant-Date Fair Value

Outstanding at September 30, 2018	1,114,615	$32.44
Forfeited	(482,243)	38.91
Outstanding at March 31, 2019 (unaudited)	632,372	25.18

	Number of RSU’s	Weighted- Average Grant-Date Fair Value

Outstanding at September 30, 2019	558,412	$24.04
Forfeited	(39,364)	33.28
Outstanding at March 31, 2020	519,048	23.34